Domini Impact Equity Fund

Portfolio of Investments

October 31, 2023 (Unaudited)

Security	Shares	Value
Long Term Investments – 98.8%
Common Stocks – 98.8%
Communication Services – 9.0%
Alphabet, Inc., Class A (a)	364,400	$45,214,752
AT&T, Inc.	238,785	3,677,289
Charter Communications, Inc., Class A (a)	3,158	1,272,043
Comcast Corp., Class A	136,621	5,641,081
Netflix, Inc. (a)	14,538	5,985,149
New York Times Co. (The), Class A	62,327	2,512,402
Rogers Communications, Inc., Class B	13,300	492,898
TELUS Corp.	47,994	773,663
T-Mobile US, Inc. (a)	18,600	2,675,796
Verizon Communications, Inc.	129,395	4,545,646
Walt Disney Co. (The) (a)	61,193	4,992,737

		77,783,456

Consumer Discretionary – 11.4%
Amazon.com, Inc. (a)	301,880	40,177,209
Aptiv PLC (a)	9,200	802,240
Best Buy Co., Inc.	6,349	424,240
BorgWarner, Inc.	7,200	265,680
Chipotle Mexican Grill, Inc. (a)	917	1,780,998
Cie Generale des Etablissements Michelin SCA ADR	45,700	675,446
eBay, Inc.	18,300	717,909
Etsy, Inc. (a)	11,347	706,918
Ford Motor Co.	131,800	1,285,050
Garmin, Ltd.	5,046	517,366
Home Depot, Inc. (The)	33,351	9,494,696
Levi Strauss & Co., Class A	85,684	1,171,300
Lowe’s Cos., Inc.	19,441	3,704,871
Lucid Group, Inc. (a)	21,000	86,520
MercadoLibre, Inc. (a)	1,550	1,923,147
NIKE, Inc., Class B	40,349	4,146,667
NIO, Inc. ADR (a)	48,700	355,510
Rivian Automotive, Inc., Class A (a)	23,600	382,792
Sony Group Corp. ADR	37,955	3,152,163
Starbucks Corp.	37,567	3,465,180
Tapestry, Inc.	8,000	220,480
Tesla, Inc. (a)	92,199	18,517,247
TJX Cos., Inc.	38,300	3,373,081
Ulta Beauty, Inc. (a)	1,598	609,334
VF Corp.	11,800	173,814
Williams-Sonoma, Inc.	2,200	330,528

		98,460,386

0

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Consumer Staples – 6.3%
Campbell Soup Co.	6,491	$262,301
Church & Dwight Co., Inc.	8,412	764,987
Clorox Co. (The)	4,000	470,800
Colgate-Palmolive Co.	27,525	2,067,678
Costco Wholesale Corp.	14,703	8,122,525
Dollar General Corp.	7,400	880,896
elf Beauty, Inc. (a)	4,398	407,387
Estee Lauder Cos., Inc. (The), Class A	6,977	899,126
General Mills, Inc.	19,099	1,246,019
Haleon PLC ADR	101,225	818,910
JM Smucker Co. (The)	3,346	380,909
Keurig Dr Pepper, Inc.	31,800	964,494
Kimberly-Clark Corp.	11,418	1,366,049
Kraft Heinz Co. (The)	25,423	799,808
Kroger Co. (The)	22,611	1,025,861
Lamb Weston Holdings, Inc.	5,000	449,000
L’Oreal SA ADR	40,300	3,380,767
McCormick & Co., Inc.	8,800	562,320
Mondelez International, Inc., Class A	45,347	3,002,425
PepsiCo, Inc.	45,831	7,483,286
Procter & Gamble Co. (The)	78,725	11,811,112
Sysco Corp.	16,403	1,090,635
Target Corp.	15,551	1,722,895
Unilever PLC ADR	82,685	3,915,135
Walgreens Boots Alliance, Inc.	23,048	485,852

		54,381,177

Financials – 12.1%
Aflac, Inc.	18,615	1,454,018
AGNC Investment Corp.	18,200	134,316
Allstate Corp.	8,500	1,089,105
American Express Co.	17,948	2,620,946
Annaly Capital Management, Inc.	17,375	271,224
Aon PLC, Class A	6,500	2,011,100
Banco do Brasil SA ADR	44,600	425,038
Bank of America Corp.	229,754	6,051,720
Bank of Montreal	23,031	1,739,992
Bank of New York Mellon Corp. (The)	25,800	1,096,500
Bank of Nova Scotia (The)	38,466	1,556,719
BlackRock, Inc.	4,534	2,776,078
Canadian Imperial Bank of Commerce	30,200	1,065,154
Capital One Financial Corp.	12,118	1,227,432
Cboe Global Markets, Inc.	3,600	590,004
Charles Schwab Corp. (The)	49,478	2,574,835

1

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Financials (Continued)
Chubb, Ltd.	13,687	$2,937,504
Cincinnati Financial Corp.	5,111	509,413
Citigroup, Inc.	62,508	2,468,441
CME Group, Inc.	11,998	2,561,093
Comerica, Inc.	4,154	163,668
Commerce Bancshares, Inc.	3,885	170,396
Discover Financial Services	8,200	673,056
DNB Bank ASA ADR	28,740	516,745
Equitable Holdings, Inc.	11,600	308,212
Everest Group, Ltd.	1,400	553,868
FactSet Research Systems, Inc.	1,300	561,457
Fifth Third Bancorp	21,956	520,577
Fiserv, Inc. (a)	19,700	2,240,875
Hartford Financial Services Group, Inc. (The)	9,993	733,986
Huntington Bancshares, Inc.	46,000	443,900
Intercontinental Exchange, Inc.	18,595	1,997,847
Invesco, Ltd.	13,803	179,025
KeyCorp	30,900	315,798
London Stock Exchange Group PLC ADR	60,100	1,530,146
M&T Bank Corp.	5,600	631,400
MarketAxess Holdings, Inc.	1,200	256,500
Marsh & McLennan Cos., Inc.	16,430	3,115,949
Mastercard, Inc., Class A	27,752	10,444,465
MetLife, Inc.	19,300	1,158,193
Moody’s Corp.	5,314	1,636,712
Morgan Stanley	42,059	2,978,618
MSCI, Inc.	2,605	1,228,388
Nasdaq, Inc.	12,900	639,840
Northern Trust Corp.	6,600	435,006
PayPal Holdings, Inc. (a)	36,400	1,885,520
PNC Financial Services Group, Inc. (The)	13,249	1,516,613
Principal Financial Group, Inc.	8,300	561,744
Progressive Corp. (The)	19,558	3,091,924
Prudential Financial, Inc.	12,061	1,102,858
Raymond James Financial, Inc.	6,250	596,500
Regions Financial Corp.	32,228	468,273
Remitly Global, Inc. (a)	43,174	1,162,676
S&P Global, Inc.	10,658	3,722,946
T Rowe Price Group, Inc.	7,511	679,746
Toronto-Dominion Bank (The)	59,617	3,329,013
Travelers Cos., Inc. (The)	7,616	1,275,223
Truist Financial Corp.	44,202	1,253,569
US Bancorp	50,716	1,616,826
Visa, Inc., A Shares	53,400	12,554,340

2

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Financials (Continued)
W R Berkley Corp.	6,700	$451,714
WEX, Inc. (a)	1,316	219,088

		104,083,832

Health Care – 13.3%
AbbVie, Inc.	58,852	8,308,725
Agilent Technologies, Inc.	9,600	992,352
Alcon, Inc.	16,262	1,159,806
Align Technology, Inc. (a)	2,400	443,016
Alnylam Pharmaceuticals, Inc. (a)	4,100	622,380
Amgen, Inc.	17,819	4,556,318
AstraZeneca PLC ADR	100,300	6,341,969
Becton Dickinson and Co.	9,551	2,414,302
Biogen, Inc. (a)	4,867	1,156,107
BioMarin Pharmaceutical, Inc. (a)	6,300	513,135
Bio-Rad Laboratories, Inc., Class A (a)	700	192,696
Bio-Techne Corp.	5,200	284,076
Bristol-Myers Squibb Co.	70,001	3,607,152
Catalent, Inc. (a)	5,500	189,145
Cooper Cos., Inc. (The)	1,600	498,800
CSL, Ltd. ADR	32,000	2,361,280
Danaher Corp.	22,515	4,323,330
DENTSPLY SIRONA, Inc.	6,416	195,111
DexCom, Inc. (a)	14,873	1,321,169
Edwards Lifesciences Corp. (a)	20,372	1,298,104
GE HealthCare Technologies, Inc.	13,200	878,724
Genmab A/S ADR (a)	21,600	613,440
Gilead Sciences, Inc.	41,646	3,270,877
GSK PLC ADR	68,500	2,445,450
Halozyme Therapeutics, Inc. (a)	47,286	1,601,577
Henry Schein, Inc. (a)	4,200	272,916
Hologic, Inc. (a)	53,882	3,565,372
IDEXX Laboratories, Inc. (a)	2,719	1,086,159
Illumina, Inc. (a)	5,349	585,288
Incyte Corp. (a)	5,800	312,794
Inspire Medical Systems, Inc. (a)	5,173	761,259
Insulet Corp. (a)	2,200	291,654
Intuitive Surgical, Inc. (a)	11,700	3,067,974
Ionis Pharmaceuticals, Inc. (a)	4,400	194,788
Lonza Group AG ADR	25,200	879,228
Masimo Corp. (a)	1,700	137,921
Merck & Co., Inc.	84,435	8,671,474
Merck KGaA ADR	20,900	628,881
Mettler-Toledo International, Inc. (a)	690	679,788

3

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Moderna, Inc. (a)	10,800	$820,368
Neurocrine Biosciences, Inc. (a)	3,100	343,914
Novo Nordisk A/S ADR	107,056	10,338,398
Organon & Co.	39,487	584,013
Pfizer, Inc.	188,670	5,765,755
QIAGEN NV (a)	7,600	284,468
Quest Diagnostics, Inc.	3,715	483,321
Regeneron Pharmaceuticals, Inc. (a)	3,442	2,684,381
ResMed, Inc.	4,846	684,352
Revvity, Inc.	4,000	331,400
Sanofi SA ADR	76,116	3,444,249
Seagen, Inc. (a)	12,149	2,585,429
Siemens Healthineers AG ADR	17,900	439,051
STERIS PLC	3,300	692,934
Stryker Corp.	11,428	3,088,074
Takeda Pharmaceutical Co., Ltd. ADR	103,200	1,403,520
Teleflex, Inc.	1,500	277,125
Thermo Fisher Scientific, Inc.	12,788	5,687,719
Veeva Systems, Inc., Class A (a)	4,906	945,435
Vertex Pharmaceuticals, Inc. (a)	8,643	3,129,717
Waters Corp. (a)	1,963	468,234

		115,206,394

Industrials – 6.8%
Allegion PLC	2,700	265,572
AO Smith Corp.	4,100	286,016
Array Technologies, Inc. (a)	36,528	633,030
Assa Abloy AB ADR	66,842	709,194
Atlas Copco AB, Class A ADR	136,200	1,761,066
Automatic Data Processing, Inc.	13,768	3,004,453
Brambles, Ltd. ADR	23,000	382,950
Carrier Global Corp.	27,300	1,301,118
Central Japan Railway Co. ADR	55,200	619,896
CH Robinson Worldwide, Inc.	3,800	310,954
Cintas Corp.	2,800	1,419,936
Comfort Systems USA, Inc.	4,847	881,427
Copart, Inc. (a)	29,000	1,262,080
Cummins, Inc.	4,741	1,025,478
Deere & Co.	8,945	3,268,145
Donaldson Co., Inc.	4,000	230,640
Emerson Electric Co.	19,026	1,692,743
Expeditors International of Washington, Inc.	4,900	535,325
FANUC Corp. ADR	64,700	812,632
Fastenal Co.	19,058	1,111,844

4

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Fortune Brands Innovations, Inc.	4,000	$223,200
Generac Holdings, Inc. (a)	2,100	176,547
Graco, Inc.	5,400	401,490
Hubbell, Inc.	1,800	486,180
IDEX Corp.	2,400	459,384
Illinois Tool Works, Inc.	9,652	2,163,206
Ingersoll Rand, Inc.	13,469	817,299
JB Hunt Transport Services, Inc.	2,700	464,049
Kone Oyj ADR	23,000	496,800
Lennox International, Inc.	1,000	370,540
Masco Corp.	7,700	401,093
Nidec Corp. ADR	67,356	614,960
Nordson Corp.	1,600	340,144
Old Dominion Freight Line, Inc.	3,300	1,242,978
Otis Worldwide Corp.	13,800	1,065,498
Owens Corning	3,133	355,188
PACCAR, Inc.	16,900	1,394,757
Paychex, Inc.	10,931	1,213,888
Paycom Software, Inc.	1,800	440,946
Pentair PLC	5,500	319,660
Plug Power, Inc. (a)	19,000	111,910
Recruit Holdings Co., Ltd. ADR	228,100	1,307,013
RELX PLC ADR	63,300	2,206,005
Rockwell Automation, Inc.	3,872	1,017,601
Schneider Electric SE ADR	93,200	2,854,716
Sensata Technologies Holding PLC	5,000	159,400
Siemens AG ADR	52,836	3,497,215
Siemens Energy AG ADR (a)	18,000	160,740
SMC Corp. ADR	40,200	932,238
Snap-on, Inc.	1,700	438,498
Stanley Black & Decker, Inc.	5,254	446,853
Toro Co. (The)	3,200	258,688
Trane Technologies PLC	7,407	1,409,626
United Parcel Service, Inc., Class B	24,193	3,417,261
United Rentals, Inc.	2,300	934,421
Veralto Corp. (a)	5,338	368,322
Vestas Wind Systems A/S ADR (a)	100,900	720,426
Watsco, Inc.	1,100	383,779
Westinghouse Air Brake Technologies Corp.	5,691	603,360
Wolters Kluwer NV ADR	8,300	1,070,617
WW Grainger, Inc.	1,470	1,072,850
Xylem, Inc.	5,800	542,532

		58,876,377

5

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Information Technology – 34.4%
Accenture PLC, Class A	21,100	$6,268,599
Adobe, Inc. (a)	15,161	8,066,562
Advanced Micro Devices, Inc. (a)	53,850	5,304,225
Analog Devices, Inc.	16,611	2,613,409
Apple, Inc.	418,896	71,534,870
Applied Materials, Inc.	27,802	3,679,595
ASML Holding NV, Class G	13,200	7,904,292
Atlassian Corp., Class A (a)	5,000	903,200
Autodesk, Inc. (a)	16,747	3,309,710
Broadcom, Inc.	13,413	11,285,296
Cadence Design Systems, Inc. (a)	8,984	2,154,812
Cisco Systems, Inc.	124,891	6,510,568
Cloudflare, Inc., Class A (a)	8,600	487,534
Crowdstrike Holdings, Inc., Class A (a)	6,900	1,219,713
Dropbox, Inc., Class A (a)	8,400	220,920
Enphase Energy, Inc. (a)	3,651	290,547
Fair Isaac Corp. (a)	800	676,696
First Solar, Inc. (a)	3,400	484,330
Infineon Technologies AG ADR	41,500	1,210,970
Intel Corp.	139,679	5,098,283
International Business Machines Corp.	30,366	4,392,138
Intuit, Inc.	9,122	4,514,934
Juniper Networks, Inc.	27,472	739,546
Micron Technology, Inc.	36,700	2,454,129
Microsoft Corp.	214,261	72,443,787
NetApp, Inc.	7,008	510,042
NVIDIA Corp.	79,108	32,260,242
Okta, Inc. (a)	5,000	337,050
Palo Alto Networks, Inc. (a)	30,495	7,410,895
QUALCOMM, Inc.	37,200	4,054,428
Roper Technologies, Inc.	3,557	1,737,843
Salesforce, Inc. (a)	31,434	6,312,890
ServiceNow, Inc. (a)	6,800	3,956,580
Shopify, Inc., Class A (a)	39,000	1,840,410
Snowflake, Inc., Class A (a)	9,000	1,306,170
STMicroelectronics NV, Class Y	81,036	3,077,747
Synopsys, Inc. (a)	5,043	2,367,386
Texas Instruments, Inc.	30,352	4,310,288
VMware, Inc., Class A (a)	7,796	1,135,487
Workday, Inc., Class A (a)	6,600	1,397,286
Zoom Video Communications, Inc., Class A (a)	13,431	805,591

		296,589,000

6

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Materials – 2.5%
Air Liquide SA ADR	87,910	$3,008,280
Air Products and Chemicals, Inc.	7,459	2,106,720
AptarGroup, Inc.	2,100	256,767
Avery Dennison Corp.	2,600	452,582
Ecolab, Inc.	8,248	1,383,520
International Flavors & Fragrances, Inc.	8,400	574,140
International Paper Co.	11,700	394,641
Linde PLC	16,130	6,164,241
Mondi PLC ADR	8,000	259,360
Nitto Denko Corp. ADR	9,817	317,285
Novozymes A/S ADR	6,559	295,286
Nucor Corp.	8,292	1,225,475
PPG Industries, Inc.	7,642	938,208
Royal Gold, Inc.	2,200	229,526
RPM International, Inc.	4,300	392,461
Sherwin-Williams Co. (The)	7,892	1,879,953
Steel Dynamics, Inc.	5,200	553,852
Vulcan Materials Co.	4,244	833,904
Westrock Co.	7,885	283,308

		21,549,509

Real Estate – 2.4%
American Tower Corp.	15,509	2,763,549
Boston Properties, Inc.	4,446	238,172
CBRE Group, Inc., Class A (a)	10,122	701,859
CoStar Group, Inc. (a)	13,410	984,428
Crown Castle, Inc.	14,622	1,359,554
Digital Realty Trust, Inc.	9,892	1,230,169
Equinix, Inc.	3,131	2,284,503
Equity LifeStyle Properties, Inc.	5,700	375,060
Essex Property Trust, Inc.	2,200	470,624
Extra Space Storage, Inc.	7,000	725,130
Federal Realty Investment Trust	2,500	227,975
Mid-America Apartment Communities, Inc.	3,800	448,970
Prologis, Inc.	30,822	3,105,316
Public Storage	5,277	1,259,673
SBA Communications Corp.	3,607	752,528
Simon Property Group, Inc.	10,600	1,164,834
UDR, Inc.	11,269	358,467
Ventas, Inc.	13,063	554,655
Welltower, Inc.	16,900	1,413,009
WP Carey, Inc.	7,100	380,915
Zillow Group, Inc., Class A (a)	6,100	216,733

		21,016,123

7

Domini Impact Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Utilities – 0.6%
Alliant Energy Corp.	7,900	$385,441
Consolidated Edison, Inc.	11,461	1,006,161
Eversource Energy	11,858	637,842
Fortis, Inc.	15,700	623,761
National Grid PLC ADR	24,219	1,456,773
Orsted AS ADR	17,900	287,832
SSE PLC ADR	37,400	741,268

		5,139,078

Total Investments – 98.8% (Cost $533,788,539)		853,085,332
Other Assets, less liabilities – 1.2%		10,300,689

Net Assets – 100.0%		$863,386,021

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

8

Domini International Opportunities Fund

Portfolio of Investments

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 97.8%
Common Stocks – 97.8%
Australia – 2.6%
ANZ Group Holdings, Ltd.	Banks	9,150	$144,013
ASX, Ltd.	Financial Services	590	21,039
Brambles, Ltd.	Commercial & Professional Services	4,250	35,402
Cochlear, Ltd.	Health Care Equipment & Services	319	48,802
Dexus	Equity Real Estate Investment Trusts (REITs)	3,242	13,365
Fortescue Metals Group, Ltd.	Materials	4,830	68,581
GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,846	13,466
IGO, Ltd.	Materials	2,289	13,834
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	12,018	13,918
Pilbara Minerals, Ltd.	Materials	8,881	20,822
Stockland	Equity Real Estate Investment Trusts (REITs)	6,603	14,874
Suncorp Group, Ltd.	Insurance	3,866	32,844
Transurban Group	Transportation	9,446	70,980
Vicinity, Ltd.	Equity Real Estate Investment Trusts (REITs)	13,436	14,525

			526,465

Austria – 0.3%
Erste Group Bank AG	Banks	1,048	37,489
Mondi PLC	Materials	1,484	23,965

			61,454

Belgium – 0.4%
Ageas SA	Insurance	520	19,954
KBC Group NV	Banks	845	46,456
Umicore SA	Materials	614	14,594

			81,004

Brazil – 0.4%
Itau Unibanco Holding SA ADR	Banks	16,000	84,960

			84,960

Canada – 1.6%
Hydro One, Ltd.	Utilities	900	23,313
Toronto-Dominion Bank (The)	Banks	5,403	301,470

			324,783

9

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
China – 0.9%
BYD Co., Ltd., Class H	Automobiles & Components	5,773	$175,572

			175,572

Denmark – 6.0%
Chr Hansen Holding A/S	Materials	315	21,472
Coloplast A/S, Class B	Health Care Equipment & Services	377	39,273
Demant A/S (a)	Health Care Equipment & Services	280	10,673
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	198	55,911
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	9,751	939,727
Novozymes A/S, B Shares	Materials	637	28,598
Orsted A/S	Utilities	546	26,354
Rockwool A/S, B Shares	Capital Goods	42	9,336
Tryg A/S	Insurance	1,002	19,545
Vestas Wind Systems A/S (a)	Capital Goods	2,999	64,933

			1,215,822

Finland – 1.2%
Elisa Oyj	Telecommunication Services	451	19,106
Kesko Oyj, B Shares	Consumer Staples Distribution & Retail	978	16,522
Kone OYJ, Class B	Capital Goods	1,077	46,589
Nokia Oyj	Technology Hardware & Equipment	15,796	52,557
Nordea Bank Abp	Banks	9,613	101,154

			235,928

France – 8.3%
Air Liquide SA	Materials	1,592	272,509
Alstom SA	Capital Goods	973	13,163
Amundi SA	Financial Services	159	8,297
BioMerieux	Health Care Equipment & Services	124	11,893
BNP Paribas SA	Banks	3,440	197,608
Capgemini SE	Software & Services	500	88,272
Carrefour SA	Consumer Staples Distribution & Retail	1,732	30,333
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	2,092	62,085
Credit Agricole SA	Banks	3,966	47,839

10

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
Edenred SE	Financial Services	760	$40,414
Eiffage SA	Capital Goods	231	20,942
Gecina SA	Equity Real Estate Investment Trusts (REITs)	167	16,381
Hermes International SCA	Consumer Durables & Apparel	97	180,797
Kering SA	Consumer Durables & Apparel	215	87,350
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	678	16,447
Legrand SA	Capital Goods	794	68,615
L’Oreal SA	Household & Personal Products	734	308,202
Nexans SA	Capital Goods	1,040	73,596
Orange SA	Telecommunication Services	6,261	73,565
Rexel SA	Capital Goods	923	18,831
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	74	13,840
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	297	14,701
Worldline SA (a)	Financial Services	670	8,511

			1,674,191

Germany – 8.6%
adidas AG	Consumer Durables & Apparel	487	86,502
Beiersdorf AG	Household & Personal Products	299	39,284
Carl Zeiss Meditec AG	Health Care Equipment & Services	112	9,715
Deutsche Boerse AG	Financial Services	582	95,696
Deutsche Post AG	Transportation	2,900	113,108
Henkel AG & Co. KGaA	Household & Personal Products	909	57,389
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,778	110,241
KION Group AG	Capital Goods	214	6,559
Knorr-Bremse AG	Capital Goods	202	11,271
LEG Immobilien SE (a)	Real Estate Management & Development	222	13,863
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	395	59,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	418	167,572

11

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Germany (Continued)
Puma SE	Consumer Durables & Apparel	311	$17,606
SAP SE	Software & Services	3,303	442,578
Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	87	21,783
Siemens AG	Capital Goods	2,415	320,135
Siemens Energy AG (a)	Capital Goods	1,594	14,157
Siemens Healthineers AG	Health Care Equipment & Services	823	40,447
Symrise AG	Materials	406	41,446
Vonovia SE	Real Estate Management & Development	2,370	54,506
Zalando SE (a)	Consumer Discretionary Distribution & Retail	718	16,777

			1,740,233

Hong Kong – 2.4%
AIA Group, Ltd.	Insurance	34,952	303,542
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,831	134,030
Techtronic Industries Co., Ltd.	Capital Goods	4,232	38,639

			476,211

Ireland – 0.6%
Bank of Ireland Group PLC	Banks	3,002	26,875
Kerry Group PLC, Class A	Food, Beverage & Tobacco	478	36,884
Kingspan Group PLC	Capital Goods	468	31,463
Smurfit Kappa Group PLC	Materials	786	25,594

			120,816

Italy – 1.1%
DiaSorin SpA	Health Care Equipment & Services	58	5,192
Intesa Sanpaolo SpA	Banks	49,330	128,410
Moncler SpA	Consumer Durables & Apparel	627	32,531
Prysmian SpA	Capital Goods	834	31,198
Terna - Rete Elettrica Nazionale	Utilities	4,298	32,876

			230,207

Japan – 20.4%
Aeon Co., Ltd.	Consumer Staples Distribution & Retail	2,277	47,948

12

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Bridgestone Corp.	Automobiles & Components	1,700	$64,392
Canon, Inc.	Technology Hardware & Equipment	2,900	68,617
Central Japan Railway Co.	Transportation	2,560	57,671
Chiba Bank, Ltd. (The)	Banks	2,000	14,910
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	16,815
Daifuku Co., Ltd.	Capital Goods	1,051	17,380
Dai-ichi Life Holdings, Inc.	Insurance	2,905	61,421
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,740	148,128
Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,853	51,012
FANUC Corp.	Capital Goods	2,835	70,415
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	556	123,202
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	839	45,931
Hankyu Hanshin Holdings, Inc.	Transportation	742	23,366
Hoya Corp.	Health Care Equipment & Services	1,088	104,830
Japan Airlines Co., Ltd.	Transportation	1,300	23,919
Kao Corp.	Household & Personal Products	1,382	50,464
Keikyu Corp.	Transportation	700	5,940
Keio Corp.	Transportation	352	10,454
Keisei Electric Railway Co., Ltd.	Transportation	400	15,081
Keyence Corp.	Technology Hardware & Equipment	520	201,474
Kurita Water Industries, Ltd.	Capital Goods	1,698	51,635
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	35,048
Lixil Corp.	Capital Goods	878	9,636
Makita Corp.	Capital Goods	743	19,221
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,516	45,045
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	2,651	57,509
MS&AD Insurance Group Holdings, Inc.	Insurance	1,335	48,957

13

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	5,545	$95,064
Nabtesco Corp.	Capital Goods	300	5,318
Nidec Corp.	Capital Goods	1,464	53,747
Nintendo Co., Ltd.	Media & Entertainment	3,480	143,898
Nippon Express Holdings, Inc.	Transportation	200	10,288
Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	7	12,466
Nippon Telegraph & Telephone Corp.	Telecommunication Services	162,750	191,685
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	181	15,762
Nitto Denko Corp.	Materials	402	26,034
Nomura Holdings, Inc.	Financial Services	8,505	32,886
NTT Data Group Corp.	Software & Services	1,728	21,324
Odakyu Electric Railway Co., Ltd.	Transportation	1,000	14,249
Omron Corp.	Technology Hardware & Equipment	532	19,076
Oriental Land Co., Ltd.	Consumer Services	3,060	99,062
ORIX Corp.	Financial Services	3,429	62,414
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,501	57,085
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,250	121,964
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,543	46,579
Resona Holdings, Inc.	Banks	14,071	75,250
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	940	15,074
Sekisui House, Ltd.	Consumer Durables & Apparel	1,813	35,534
Shimano, Inc.	Consumer Durables & Apparel	220	31,687
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	42,597
Shiseido Co., Ltd.	Household & Personal Products	1,198	38,028
SMC Corp.	Capital Goods	170	78,567
Sony Group Corp.	Consumer Durables & Apparel	3,433	285,661

14

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Sysmex Corp.	Health Care Equipment & Services	421	$20,184
Terumo Corp.	Health Care Equipment & Services	2,182	59,747
Tobu Railway Co., Ltd.	Transportation	628	15,129
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,342	177,481
Tokyu Corp.	Transportation	1,598	18,055
TOTO, Ltd.	Capital Goods	499	12,042
Toyota Industries Corp.	Capital Goods	500	37,089
Toyota Motor Corp.	Automobiles & Components	32,897	575,986
Unicharm Corp.	Household & Personal Products	1,202	40,878
Yaskawa Electric Corp.	Capital Goods	805	26,373

			4,104,684

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	397	20,121

			20,121

Netherlands – 6.6%
Aalberts NV	Capital Goods	298	9,295
ABN AMRO Bank NV GDR	Banks	2,647	35,614
Adyen NV (a)	Financial Services	82	55,250
Akzo Nobel NV	Materials	521	34,915
Arcadis NV	Commercial & Professional Services	2,337	98,670
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,200	720,594
Euronext NV	Financial Services	292	20,343
ING Groep NV	Banks	11,068	141,750
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,968	87,796
NN Group NV	Insurance	877	28,098
Wolters Kluwer NV	Commercial & Professional Services	748	95,873

			1,328,198

New Zealand – 0.1%
Contact Energy, Ltd.	Utilities	2,395	10,852
Spark New Zealand, Ltd.	Telecommunication Services	5,636	16,335

			27,187

15

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Norway – 0.5%
DNB Bank ASA	Banks	2,668	$48,132
Gjensidige Forsikring ASA	Insurance	564	8,457
Orkla ASA	Food, Beverage & Tobacco	2,216	15,273
Storebrand ASA	Insurance	4,163	34,763

			106,625

Singapore – 1.1%
DBS Group Holdings, Ltd.	Banks	5,557	133,410
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,327	88,614

			222,024

South Africa – 0.2%
Nedbank Group, Ltd.	Banks	1,494	15,984
Sanlam, Ltd.	Insurance	5,045	17,592

			33,576

Spain – 3.4%
Acciona SA	Utilities	73	9,194
Aena SME SA	Transportation	212	30,729
Banco Bilbao Vizcaya Argentaria SA	Banks	18,083	142,115
Banco de Sabadell SA	Banks	16,558	20,567
Banco Santander SA	Banks	48,766	179,172
Bankinter SA	Banks	1,958	12,368
CaixaBank SA	Banks	11,549	46,904
Cellnex Telecom SA (a)(b)	Telecommunication Services	1,477	43,373
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,520	17,039
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	3,383	116,653
Telefonica SA	Telecommunication Services	16,494	63,644

			681,758

Sweden – 3.1%
Alfa Laval AB	Capital Goods	843	27,294
Assa Abloy AB, Class B	Capital Goods	2,978	63,418
Atlas Copco AB, A Shares	Capital Goods	11,862	153,461
Autoliv, Inc.	Automobiles & Components	223	20,438
Castellum AB	Real Estate Management & Development	1,290	12,352
Essity AB, Class B	Household & Personal Products	1,930	43,967

16

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Sweden (Continued)
Fabege AB	Real Estate Management & Development	625	$4,659
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	2,008	26,952
Industrivarden AB, A Shares	Financial Services	855	22,103
Nibe Industrier AB, B Shares	Capital Goods	4,888	28,126
Sandvik AB	Capital Goods	3,203	54,507
Skandinaviska Enskilda Banken AB, Class A	Banks	4,452	49,637
Skanska AB, B Shares	Capital Goods	1,014	15,210
SKF AB, B Shares	Capital Goods	1,162	18,822
SSAB AB, Class A	Materials	2,546	15,238
Svenska Cellulosa AB SCA, Class B	Materials	1,874	25,691
Svenska Handelsbanken AB, A Shares	Banks	4,612	39,285

			621,160

Switzerland – 8.6%
ABB, Ltd.	Capital Goods	4,874	163,683
Adecco Group AG	Commercial & Professional Services	514	19,443
Barry Callebaut AG	Food, Beverage & Tobacco	11	16,671
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	66,398
DSM-Firmenich AG	Materials	599	54,246
Geberit AG	Capital Goods	102	47,472
Givaudan SA	Materials	23	76,522
Helvetia Holding AG	Insurance	106	14,244
Kuehne + Nagel International AG	Transportation	156	42,049
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	227	79,461
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,399	598,808
Sandoz Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,286	33,420
Schindler Holding AG	Capital Goods	192	37,412
SIG Group AG	Materials	777	17,123
Sika AG	Materials	470	112,426
Sonova Holding AG	Health Care Equipment & Services	155	36,721
Straumann Holding AG	Health Care Equipment & Services	316	37,330

17

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
Swatch Group AG	Consumer Durables & Apparel	114	$29,169
Swisscom AG	Telecommunication Services	78	46,716
Zurich Insurance Group AG	Insurance	444	210,804

			1,740,118

United Kingdom – 9.9%
3i Group PLC	Financial Services	2,925	68,851
Ashtead Group PLC	Capital Goods	1,337	76,554
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,559	569,864
Bunzl PLC	Capital Goods	1,033	36,793
Burberry Group PLC	Consumer Durables & Apparel	1,137	23,395
Compass Group PLC	Consumer Services	5,273	132,721
Hiscox, Ltd.	Insurance	1,047	11,917
Informa PLC	Media & Entertainment	4,255	36,807
Intermediate Capital Group PLC	Financial Services	883	14,035
Intertek Group PLC	Commercial & Professional Services	492	22,876
Investec PLC	Financial Services	1,973	10,920
J Sainsbury PLC	Consumer Staples Distribution & Retail	5,892	18,405
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,274	15,737
Legal & General Group PLC	Insurance	18,278	47,016
London Stock Exchange Group PLC	Financial Services	1,368	137,797
M&G PLC	Financial Services	6,752	16,278
National Grid PLC	Utilities	10,937	130,187
Phoenix Group Holdings PLC	Insurance	2,579	14,223
Schroders PLC	Financial Services	2,763	12,421
Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,736	32,420
Severn Trent PLC	Utilities	770	24,816
Spirax-Sarco Engineering PLC	Capital Goods	225	22,421
SSE PLC	Utilities	3,332	66,110
Unilever PLC	Household & Personal Products	7,515	355,329
Vodafone Group PLC	Telecommunication Services	78,583	72,220
Whitbread PLC	Consumer Services	594	24,046

			1,994,159

18

Domini International Opportunities Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
United States – 9.4%
Alliant Energy Corp.	Utilities	745	$36,349
Autodesk, Inc. (a)	Software & Services	112	22,135
Campbell Soup Co.	Food, Beverage & Tobacco	589	23,801
Clorox Co. (The)	Household & Personal Products	366	43,078
Copart, Inc. (a)	Commercial & Professional Services	2,588	112,630
CRH PLC	Materials	2,189	117,283
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,464	215,958
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	69	5,491
Ferguson PLC	Capital Goods	623	93,423
General Mills, Inc.	Food, Beverage & Tobacco	1,749	114,105
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,406	42,821
Haleon PLC	Household & Personal Products	3,151	12,609
Linde PLC	Materials	1,452	554,896
Lucid Group, Inc. (a)	Automobiles & Components	2,500	10,300
McCormick & Co., Inc.	Food, Beverage & Tobacco	789	50,417
QIAGEN NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	665	24,891
Rivian Automotive, Inc., Class A (a)	Automobiles & Components	2,200	35,684
Schneider Electric SE	Capital Goods	1,725	265,128
Signify NV	Capital Goods	382	9,892
Swiss Re AG	Insurance	881	96,218

			1,887,109

Total Investments – 97.8% (Cost $20,709,231)			19,714,365
Other Assets, less liabilities – 2.2%			442,886

Net Assets – 100.0%			$20,157,251

(a)	Non-income producing security.
(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities was $43,373, representing 0.2% of net assets.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

19

Domini Sustainable Solutions Fund

Portfolio of Investments

October 31, 2023 (Unaudited)

Security	Shares	Value
Long Term Investments – 89.3%
Common Stocks – 89.3%
Communication Services – 2.4%
New York Times Co. (The), Class A	17,434	$702,765

		702,765

Consumer Discretionary – 6.8%
Etsy, Inc. (a)	4,509	280,911
Levi Strauss & Co., Class A	36,000	492,120
Panasonic Holdings Corp.	64,904	569,923
Tesla, Inc. (a)	3,172	637,065

		1,980,019

Consumer Staples – 2.6%
elf Beauty, Inc. (a)	2,734	253,250
Haleon PLC	128,894	515,768

		769,018

Financials – 13.6%
Amalgamated Financial Corp.	12,493	227,872
Federal Agricultural Mortgage Corp., Class C	4,515	670,749
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,937	1,177,416
Remitly Global, Inc. (a)	17,371	467,801
Resona Holdings, Inc.	165,562	885,410
Storebrand ASA	63,594	531,034

		3,960,282

Health Care – 15.6%
Cochlear, Ltd.	3,648	558,086
DexCom, Inc. (a)	5,024	446,282
GSK PLC	57,473	1,022,872
Halozyme Therapeutics, Inc. (a)	26,382	893,558
Hologic, Inc. (a)	10,045	664,678
Inspire Medical Systems, Inc. (a)	2,044	300,795
Organon & Co.	23,766	351,499
Seagen, Inc. (a)	1,545	328,791

		4,566,561

Industrials – 23.2%
Acuity Brands, Inc.	3,008	487,206
Arcadis NV	12,342	521,089
Array Technologies, Inc. (a)	24,547	425,400
Comfort Systems USA, Inc.	1,953	355,153
Deere & Co.	1,940	708,798
Kurita Water Industries, Ltd.	15,021	456,781
Nexans SA	7,403	523,877
Odakyu Electric Railway Co., Ltd.	35,100	500,124
Schneider Electric SE	4,898	752,809

20

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Shares	Value
Industrials (Continued)
SKF AB, B Shares	16,134	$261,333
Wolters Kluwer NV	9,038	1,158,423
Xylem, Inc.	6,653	622,322

		6,773,315

Information Technology – 25.1%
ASML Holding NV, Class G	1,287	770,669
Autodesk, Inc. (a)	5,237	1,034,988
Crowdstrike Holdings, Inc., Class A (a)	4,738	837,536
Enphase Energy, Inc. (a)	2,331	185,501
First Solar, Inc. (a)	2,622	373,504
Flex, Ltd. (a)	11,615	298,738
International Business Machines Corp.	6,118	884,908
Juniper Networks, Inc.	12,635	340,134
Palo Alto Networks, Inc. (a)	5,809	1,411,703
STMicroelectronics NV	19,349	736,823
Zoom Video Communications, Inc., Class A (a)	7,706	462,206

		7,336,710

Total Investments – 89.3% (Cost $24,207,743)		26,088,670
Other Assets, less liabilities – 10.7%		3,134,927

Net Assets – 100.0%		$29,223,597

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	59.7%
Netherlands	8.4%
Japan	8.3%
Germany	4.0%
Singapore	2.5%
Australia	1.9%
Norway	1.8%
France	1.8%
Sweden	0.9%

Total	89.3%

See Notes to Portfolio of Investments

21

Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 98.3%
Common Stocks – 98.3%
Australia – 5.2%
BlueScope Steel, Ltd.	Materials	600,726	$7,187,554
Fortescue Metals Group, Ltd.	Materials	757,882	10,761,092
Goodman Group	Equity Real Estate Investment Trusts (REITs)	604,000	7,976,945
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	6,693	7,751
Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	3,551,543
QBE Insurance Group, Ltd.	Insurance	649,700	6,430,306

			35,915,191

Belgium – 1.3%
Ageas SA	Insurance	161,400	6,193,383
Solvay SA	Materials	29,000	3,062,564

			9,255,947

Brazil – 0.6%
Banco do Brasil SA	Banks	351,600	3,370,981
BB Seguridade Participacoes SA	Insurance	106,200	647,772
Raia Drogasil SA	Consumer Staples Distribution & Retail	73,975	378,456

			4,397,209

China – 0.3%
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	2,062,400	2,184,673

			2,184,673

Denmark – 5.2%
Demant A/S (a)	Health Care Equipment & Services	34,900	1,330,334
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	25,031	7,068,218
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	285,453	27,509,783
Vestas Wind Systems A/S (a)	Capital Goods	290	6,279

			35,914,614

Finland – 0.1%
Nokia Oyj	Technology Hardware & Equipment	254,275	843,933

			843,933

France – 8.2%
Air France-KLM (a)	Transportation	190,025	2,147,129
BNP Paribas SA	Banks	177,232	10,180,950
Carrefour SA	Consumer Staples Distribution & Retail	381	6,673
Credit Agricole SA	Banks	743,000	8,962,314
Eiffage SA	Capital Goods	45,645	4,138,001
Gecina SA	Equity Real Estate Investment Trusts (REITs)	42,400	4,158,961
Hermes International SCA	Consumer Durables & Apparel	6,400	11,928,860
Kering SA	Consumer Durables & Apparel	18	7,313
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	173,871	4,217,853
Legrand SA	Capital Goods	40,200	3,473,939
Rexel SA	Capital Goods	13,915	283,887

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
SCOR SE	Insurance	7,081	$210,692
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	156,740	7,758,262

			57,474,834

Germany – 5.0%
adidas AG	Consumer Durables & Apparel	11,757	2,088,312
Deutsche Lufthansa AG (a)	Transportation	410,300	2,874,019
Deutsche Telekom AG	Telecommunication Services	477	10,342
GEA Group AG	Capital Goods	118,401	4,045,151
HUGO BOSS AG	Consumer Durables & Apparel	120,824	7,059,039
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	101,779	2,969,894
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	11,400	4,570,152
Nemetschek SE	Software & Services	3,500	260,445
SAP SE	Software & Services	5,600	750,360
Scout24 SE	Media & Entertainment	58,311	3,583,566
Siemens AG	Capital Goods	6,000	795,365
TeamViewer SE (a)	Software & Services	168,500	2,589,870
Telefonica Deutschland Holding AG	Telecommunication Services	2,001,635	3,399,390

			34,995,905

Hong Kong – 1.0%
Swire Pacific, Ltd., Class A	Real Estate Management & Development	875,600	5,593,655
Swire Properties, Ltd.	Real Estate Management & Development	816,200	1,580,462

			7,174,117

Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,346,833

			2,346,833

India – 0.3%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	29,750	1,918,931

			1,918,931

Ireland – 1.5%
AerCap Holdings NV (a)	Capital Goods	96,740	6,009,489
Bank of Ireland Group PLC	Banks	476,338	4,264,366

			10,273,855

Israel – 0.3%
Wix.com, Ltd. (a)	Software & Services	23,016	1,838,978

			1,838,978

Italy – 3.4%
Amplifon SpA	Health Care Equipment & Services	23,000	647,645
Banco BPM SpA	Banks	1,592,107	8,137,284
Prysmian SpA	Capital Goods	240,300	8,989,155
Terna - Rete Elettrica Nazionale	Utilities	168,500	1,288,868
Unipol Gruppo SpA	Insurance	797,045	4,313,565

			23,376,517

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan – 21.9%
Aisin Corp.	Automobiles & Components	183,000	$6,380,250
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	43,300	351,386
Brother Industries, Ltd.	Technology Hardware & Equipment	500	7,807
Central Japan Railway Co.	Transportation	400	9,011
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	124,400	1,669,456
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	10,444
Disco Corp.	Semiconductors & Semiconductor Equipment	19,800	3,499,662
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	7,954
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	55,800	12,364,524
Hoya Corp.	Health Care Equipment & Services	123,469	11,896,390
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	711	459,235
Kao Corp.	Household & Personal Products	249,000	9,092,288
Konica Minolta, Inc. (a)	Technology Hardware & Equipment	297,500	834,006
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	452,000	7,935,692
Mazda Motor Corp.	Automobiles & Components	417,000	4,034,177
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	6,662
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	400	8,677
MS&AD Insurance Group Holdings, Inc.	Insurance	81,410	2,985,465
Nintendo Co., Ltd.	Media & Entertainment	73,600	3,043,351
Nippon Express Holdings, Inc.	Transportation	49,700	2,556,543
Nitto Denko Corp.	Materials	85,600	5,543,567
Nomura Holdings, Inc.	Financial Services	350,000	1,353,353
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	11,230	262,514
NTN Corp.	Capital Goods	5,300	9,450
ORIX Corp.	Financial Services	641,430	11,675,275
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	94,500	3,182,271
Panasonic Holdings Corp.	Consumer Durables & Apparel	742,700	6,521,665
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,506,172
Recruit Holdings Co., Ltd.	Commercial & Professional Services	371,800	10,669,660
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	375,300	4,934,029
Seiko Epson Corp.	Technology Hardware & Equipment	57,100	782,912
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	225,000	10,486,029
Shiseido Co., Ltd.	Household & Personal Products	285,000	9,046,668
Sompo Holdings, Inc.	Insurance	80,400	3,485,913
Sony Group Corp.	Consumer Durables & Apparel	28,470	2,368,995
Sundrug Co., Ltd.	Consumer Staples Distribution & Retail	265	7,212
TIS, Inc.	Software & Services	19,000	402,093
Toho Gas Co., Ltd.	Utilities	51,100	880,764
TOPPAN Holdings, Inc.	Commercial & Professional Services	540	12,465
Toyo Seikan Group Holdings, Ltd.	Materials	600	10,096
Toyota Motor Corp.	Automobiles & Components	24,600	430,715
Trend Micro, Inc.	Software & Services	249,400	9,406,610

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Unicharm Corp.	Household & Personal Products	33,300	$1,126,015

			152,257,423

Mexico – 0.8%
Arca Continental SAB de CV	Food, Beverage & Tobacco	398,300	3,569,322
Grupo Aeroportuario del Sureste SAB de CV ADR	Transportation	9,600	2,075,616

			5,644,938

Netherlands – 5.8%
ABN AMRO Bank NV GDR	Banks	181,200	2,437,973
ASML Holding NV	Semiconductors & Semiconductor Equipment	30,239	18,158,375
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	62,000	6,397,920
ING Groep NV	Banks	323,900	4,148,249
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	311,674	9,219,625

			40,362,142

New Zealand – 0.4%
Xero, Ltd. (a)	Software & Services	40,900	2,790,929

			2,790,929

Norway – 0.1%
Norsk Hydro ASA	Materials	150,496	858,177
Orkla ASA	Food, Beverage & Tobacco	1,040	7,168

			865,345

Singapore – 3.0%
DBS Group Holdings, Ltd.	Banks	259,300	6,225,154
Singapore Airlines, Ltd.	Transportation	806,000	3,596,635
United Overseas Bank, Ltd.	Banks	545,100	10,744,865

			20,566,654

South Africa – 0.3%
Sanlam, Ltd.	Insurance	535,725	1,868,061

			1,868,061

South Korea – 1.8%
DB Insurance Co., Ltd.	Insurance	54,700	3,558,721
HMM Co., Ltd.	Transportation	263,500	2,854,044
HYBE Co., Ltd. (a)	Media & Entertainment	8,100	1,319,195
LG Uplus Corp.	Telecommunication Services	154,300	1,156,434
Woori Financial Group, Inc.	Banks	398,000	3,515,435

			12,403,829

Spain – 3.6%
Acerinox SA	Materials	90,300	878,863
Banco Bilbao Vizcaya Argentaria SA	Banks	1,321,024	10,381,990
Banco de Sabadell SA	Banks	2,385,115	2,962,553
Banco Santander SA	Banks	2,168	7,965
CaixaBank SA	Banks	1,662,092	6,750,273
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	84,027	2,897,425

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Spain (Continued)
Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	159,600	$1,329,326

			25,208,395

Sweden – 3.3%
Elekta AB, B Shares	Health Care Equipment & Services	63,736	433,760
Essity AB, Class B	Household & Personal Products	318	7,244
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	612,754	8,224,630
Lifco AB, B Shares	Capital Goods	49,100	897,609
Skandinaviska Enskilda Banken AB, Class A	Banks	511,400	5,701,764
SSAB AB, B Shares	Materials	926,400	5,369,647
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	121,125	2,489,534

			23,124,188

Switzerland – 8.0%
ABB, Ltd.	Capital Goods	398,016	13,366,548
Baloise Holding AG	Insurance	5,168	741,726
Georg Fischer AG	Capital Goods	53,700	2,785,341
Logitech International SA	Technology Hardware & Equipment	5,912	462,280
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	294,553	27,563,801
PSP Swiss Property AG	Real Estate Management & Development	11,000	1,352,836
Sandoz Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	60,086	1,561,490
Sika AG	Materials	25,800	6,171,468
Swatch Group AG	Consumer Durables & Apparel	4,750	1,215,351
Temenos AG	Software & Services	5,350	382,945

			55,603,786

Taiwan – 1.2%
China Development Financial Holding Corp. (a)	Insurance	2,351,300	821,917
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	8,000	501,212
Eva Airways Corp.	Transportation	1,530,000	1,297,461
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	1,006,000	3,347,744
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	57,700	812,593
Wan Hai Lines, Ltd.	Transportation	147,800	210,524
Wiwynn Corp.	Technology Hardware & Equipment	11,000	521,215
Yang Ming Marine Transport Corp.	Transportation	592,000	771,600

			8,284,266

Thailand – 1.2%
Bumrungrad Hospital PCL	Health Care Equipment & Services	519,900	3,760,840
Central Pattana PCL	Real Estate Management & Development	769,900	1,338,771
Kasikornbank PCL	Banks	308,200	1,127,587
TMBThanachart Bank PCL	Banks	50,152,100	2,330,222

			8,557,420

United Kingdom – 11.3%
3i Group PLC	Financial Services	466,891	10,990,044
Ashtead Group PLC	Capital Goods	13,586	777,908

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,900	$362,493
B&M European Value Retail SA	Consumer Discretionary Distribution & Retail	550,900	3,540,715
Burberry Group PLC	Consumer Durables & Apparel	293,465	6,038,376
CNH Industrial NV	Capital Goods	258,300	2,859,497
Informa PLC	Media & Entertainment	157,200	1,359,814
InterContinental Hotels Group PLC	Consumer Services	194,292	13,745,364
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,635,460	8,232,304
Marks & Spencer Group PLC (a)	Consumer Staples Distribution & Retail	2,265,868	5,973,365
National Grid PLC	Utilities	236,300	2,812,762
Smiths Group PLC	Capital Goods	438,660	8,590,433
Unilever PLC	Household & Personal Products	237	11,206
Vodafone Group PLC	Telecommunication Services	13,156,771	12,091,374
Whitbread PLC	Consumer Services	35,800	1,449,234

			78,834,889

United States – 2.9%
CRH PLC	Materials	200,213	10,727,116
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	236,427	4,207,792
Samsonite International SA (a)	Consumer Durables & Apparel	919,300	2,847,417
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	3,107	281,447
Schneider Electric SE	Capital Goods	14,529	2,226,480

			20,290,252

Total Investments – 98.3% (Cost $665,583,149)			684,574,054
Other Assets, less liabilities – 1.7%			12,172,292

Net Assets – 100.0%			$696,746,346

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2023 (Unaudited)

1.ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment com-pany and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available or are considered to be unreliable are valued at fair value as determined in good faith by Domini Impact Investments LLC (Domini), the Funds’ valuation designee.

Effective September 8, 2022, Domini was designated as the Funds’ valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Funds’ Board of Trustees.

The Domini International Opportunities Fund, Domini Sustainable Solutions Fund and Domini Impact International Equity Fund may invest primarily in the stocks of non-U.S. companies. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time on each day that the NYSE is open for trading except under the circumstances described herein. Most non-U.S. markets close before 4 p.m. Eastern Time. If Domini determines that developments between the close of the non-U.S. market and 4 p.m. Eastern Time will, in its judgment, materially affect the value of some or all of the Fund’s securities, it will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. Eastern Time. In deciding whether to make these adjustments, Domini reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Domini may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Outside pricing services approved by Domini may be used to provide closing market prices and information used for adjusting those prices. The fair value for a foreign security reported on by such service with a confidence level approved by Domini generally shall be the value provided by such service.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$77,783,456	$-	$-	$77,783,456
Consumer Discretionary	98,460,386	-	-	98,460,386
Consumer Staples	54,381,177	-	-	54,381,177
Financials	104,083,832	-	-	104,083,832
Health Care	115,206,394	-	-	115,206,394
Industrials	58,876,377	-	-	58,876,377
Information Technology	296,589,000	-	-	296,589,000
Materials	21,549,509	-	-	21,549,509
Real Estate	21,016,123	-	-	21,016,123
Utilities	5,139,078	-	-	5,139,078

Total	$853,085,332	$-	$-	$853,085,332

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$526,465	$-	$526,465
Austria	-	61,454	-	61,454
Belgium	-	81,004	-	81,004
Brazil	84,960	-	-	84,960
Canada	324,783	-	-	324,783
China	-	175,572	-	175,572
Denmark	-	1,215,822	-	1,215,822
Finland	19,106	216,822	-	235,928
France	-	1,674,191	-	1,674,191
Germany	-	1,740,233	-	1,740,233
Hong Kong	-	476,211	-	476,211
Ireland	-	120,816	-	120,816
Italy	-	230,207	-	230,207
Japan	-	4,104,684	-	4,104,684
Luxembourg	-	20,121	-	20,121
Netherlands	-	1,328,198	-	1,328,198

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
New Zealand	10,852	16,335	-	27,187
Norway	-	106,625	-	106,625
Singapore	-	222,024	-	222,024
South Africa	33,576	-	-	33,576
Spain	-	681,758	-	681,758
Sweden	20,438	600,722	-	621,160
Switzerland	33,420	1,706,698	-	1,740,118
United Kingdom	47,653	1,946,506	-	1,994,159
United States	1,033,777	853,332	-	1,887,109

Total	$1,608,565	$18,105,800	$-	$19,714,365

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$702,765	$-	$-	$702,765
Consumer Discretionary	1,410,096	569,923	-	1,980,019
Consumer Staples	253,250	515,768	-	769,018
Financials	1,366,422	2,593,860	-	3,960,282
Health Care	2,985,603	1,580,958	-	4,566,561
Industrials	2,598,879	4,174,436	-	6,773,315
Information Technology	6,599,887	736,823	-	7,336,710

Total	$15,916,902	$10,171,768	$-	$26,088,670

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$35,915,191	$-	$35,915,191
Belgium	-	9,255,947	-	9,255,947
Brazil	3,749,437	647,772	-	4,397,209
China	-	2,184,673	-	2,184,673

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Denmark	-	35,914,614	-	35,914,614
Finland	-	843,933	-	843,933
France	-	57,474,834	-	57,474,834
Germany	-	34,995,905	-	34,995,905
Hong Kong	-	7,174,117	-	7,174,117
Hungary	2,346,833	-	-	2,346,833
India	-	1,918,931	-	1,918,931
Ireland	6,009,489	4,264,366	-	10,273,855
Israel	1,838,978	-	-	1,838,978
Italy	-	23,376,517	-	23,376,517
Japan	-	152,257,423	-	152,257,423
Mexico	5,644,938	-	-	5,644,938
Netherlands	-	40,362,142	-	40,362,142
New Zealand	-	2,790,929	-	2,790,929
Norway	-	865,345	-	865,345
Singapore	-	20,566,654	-	20,566,654
South Africa	1,868,061	-	-	1,868,061
South Korea	-	12,403,829	-	12,403,829
Spain	-	25,208,395	-	25,208,395
Sweden	-	23,124,188	-	23,124,188
Switzerland	1,561,490	54,042,296	-	55,603,786
Taiwan	-	8,284,266	-	8,284,266
Thailand	7,429,833	1,127,587	-	8,557,420
United Kingdom	-	78,834,889	-	78,834,889
United States	-	20,290,252	-	20,290,252

Total	$30,449,059	$654,124,995	$-	$684,574,054

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 117.8%
Mortgage Backed Securities – 50.8%
Agency Collateralized Mortgage Obligations – 7.1%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	579,248	$527,520
Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	483,077	470,501
Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	512,011	501,898
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	39,221	38,252
Series 3800, Class CB, 3.500%, 2/15/26	63,696	62,351
Series 3806, Class L, 3.500%, 2/15/26	246,192	240,444
Series 3877, Class LM, 3.500%, 6/15/26	145,790	142,196
Series 4961, Class JB, 2.500%, 12/15/42	174,650	149,335
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/42	455,325	396,823
Series 2012-17, Class BC, 3.500%, 3/25/27	222,375	215,221
Series 2017-105, Class ZE, 3.000%, 1/25/48	955,333	663,239
Series 2020-1, Class AC, 3.500%, 8/25/58	220,029	194,436
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	694,962
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 9.785%, (1 Month USD-SOFR + 4.464%), 5/25/29 (b)	74,895	78,682
Series 2017-C01, Class 1M2, 8.985%, (1 Month USD-SOFR + 3.664%), 7/25/29 (b)	44,473	46,062
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class X, 1.224%, 7/25/41 (b)(d)	1,183,596	110,796
Series 2021-P011, Class X1, 1.781%, 9/25/45 (b)(d)	2,139,299	246,833
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.639%, 11/25/29 (b)(d)	8,888,328	274,433
Series K111, Class X1, 1.571%, 5/25/30 (b)(d)	1,444,375	112,213
Series K112, Class X1, 1.433%, 5/25/30 (b)(d)	1,496,696	108,297
Series K113, Class X1, 1.380%, 6/25/30 (b)(d)	2,534,402	175,673
Series K114, Class X1, 1.116%, 6/25/30 (b)(d)	2,340,845	134,343
Series K119, Class X1, 0.929%, 9/25/30 (b)(d)	4,946,284	238,846
Series K121, Class X1, 1.022%, 10/25/30 (b)(d)	655,992	34,601
Series K122, Class X1, 0.879%, 11/25/30 (b)(d)	362,379	16,767
Series K124, Class X1, 0.719%, 12/25/30 (b)(d)	1,462,888	57,727
Series K740, Class X1, 0.744%, 9/25/27 (b)(d)	1,279,217	30,814
Series KG03, Class X1, 1.377%, 6/25/30 (b)(d)	3,185,897	210,808
Series KG04, Class X1, 0.850%, 11/25/30 (b)(d)	2,414,147	106,961
Series KG05, Class X1, 0.312%, 1/25/31 (b)(d)	2,465,000	44,205
Series KG06, Class X1, 0.532%, 10/25/31 (b)(d)	2,296,575	73,228
Series KSG1, Class X1, 1.151%, 9/25/30 (b)(d)	4,040,647	234,979
Series Q014, Class X, 2.788%, 10/25/55 (b)(d)	2,067,534	322,464

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
FREMF Mortgage Trust
Series 2017-K64, Class B, 3.997%, 5/25/50 (a)(b)	70,000	$65,091
Series 2017-K65, Class B, 4.078%, 7/25/50 (a)(b)	155,000	144,739
Series 2017-K66, Class B, 4.039%, 7/25/27 (a)(b)	136,000	126,641
Series 2017-K67, Class B, 3.946%, 9/25/49 (a)(b)	85,000	78,280
Series 2017-K67, Class C, 3.946%, 9/25/49 (a)(b)	100,000	91,327
Series 2017-K68, Class B, 3.842%, 10/25/49 (a)(b)	90,000	82,589
Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	36,182
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	201,345
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	58,647
Series 2017-K725, Class B, 3.938%, 2/25/50 (a)(b)	100,000	99,135
Series 2017-K726, Class B, 4.010%, 7/25/49 (a)(b)	175,000	172,374
Series 2017-K729, Class B, 3.674%, 11/25/49 (a)(b)	250,000	242,120
Series 2017-K729, Class C, 3.674%, 11/25/49 (a)(b)	90,000	86,894
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	51,333
Series 2018-K77, Class B, 4.161%, 5/25/51 (a)(b)	1,070,000	984,118
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	497,599
Series 2018-KW07, Class B, 4.083%, 10/25/31 (a)(b)	461,000	375,626
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(b)	700,000	593,611
Series 2019-K103, Class B, 3.455%, 12/25/51 (a)(b)	525,000	449,192
Series 2019-K736, Class C, 3.760%, 7/25/26 (a)(b)	400,000	371,723
Series 2019-K95, Class B, 3.921%, 8/25/52 (a)(b)	500,000	443,170
Series 2019-K95, Class C, 3.921%, 8/25/52 (a)(b)	307,000	268,251
Series 2019-K97 , Class C, 3.768%, 9/25/51 (a)(b)	204,000	176,374
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(b)	565,000	490,558
Series 2020-K104, Class B, 3.541%, 2/25/52 (a)(b)	520,000	444,184
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	314,045	280,365
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	370,922	212,017
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	913,459
Series 2022-136, Class KZ, 4.000%, 8/20/52	606,191	360,150

		15,353,004

Commercial Mortgage-Backed Securities – 7.3%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	703,925
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	120,934	112,498
Series 2019-BN18, Class XA, 0.887%, 5/15/62 (b)(d)	2,112,672	79,517
Series 2019-BN24, Class XA, 0.636%, 11/15/62 (b)(d)	5,475,084	169,815
Series 2020-BN28, Class XA, 1.760%, 3/15/63 (b)(d)	1,884,249	166,690
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.195%, 3/15/62 (b)(d)	2,206,027	100,895

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
Series 2020-B18, Class XA, 1.786%, 7/15/53 (b)(d)	501,820	$33,437
Series 2020-B22, Class XA, 1.513%, 1/15/54 (b)(d)	881,647	69,921
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	36,013	34,675
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	938,173
BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.325%, (1 Month USD SOFR CME + 0.990%), 1/17/39 (a)(b)	1,465,000	1,430,757
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	859,213
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	338,700
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	279,006
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	615,909
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	392,039
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	73,897
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	70,293
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	517,941
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.706%, 9/15/53 (b)	639,787	37,290
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (a)	1,030,000	802,361
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	691,114
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	824,951
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	583,304
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 8.089%, (1 Month USD SOFR CME + 2.754%), 6/15/38 (a)(b)	655,000	480,196
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	2,150,000	1,747,952
Life Mortgage Trust, Series 2021-BMR, Class D, 6.848%, (1 Month USD SOFR CME + 1.514%), 3/15/38 (a)(b)	117,956	113,133
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class A4, 4.051%, 4/15/47	69,349	68,890
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	173,982
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	333,624
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	613,615
STWD Mortgage Trust, Series 2021-LIH, Class E, 8.352%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	911,635
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,217,725
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	321,810

		15,908,883

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation – 4.7%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	13,720	$13,102
2.500%, 11/1/27	35,763	34,167
3.000%, 1/1/27	44,895	43,426
3.000%, 7/1/42	20,149	17,059
3.000%, 5/1/45	177,736	148,402
3.500%, 12/1/32	87,416	80,781
3.500%, 6/1/48	351,492	300,491
4.000%, 2/1/37	37,374	33,607
4.000%, 8/1/39	20,111	17,996
4.000%, 10/1/39	39,185	35,064
4.000%, 10/1/39	36,914	33,033
4.000%, 11/1/39	17,537	15,703
4.000%, 10/1/40	57,563	51,619
4.000%, 11/1/40	50,968	45,726
4.000%, 11/1/40	8,681	7,788
4.000%, 11/1/40	6,894	6,177
4.000%, 12/1/40	23,957	21,493
4.000%, 6/1/41	5,202	4,738
4.500%, 4/1/35	50,280	46,797
4.500%, 9/1/35	69,028	64,042
4.500%, 7/1/36	51,422	47,625
4.500%, 6/1/39	89,763	83,123
4.500%, 9/1/40	13,112	12,147
4.500%, 2/1/41	27,422	25,405
5.000%, 8/1/33	8,847	8,631
5.000%, 10/1/33	3,875	3,781
5.000%, 4/1/35	10,013	9,747
5.000%, 7/1/35	69,365	67,463
5.000%, 7/1/35	11,483	11,183
5.000%, 1/1/37	42,854	41,653
5.000%, 7/1/40	28,585	27,289
5.000%, 4/1/41	26,986	25,697
5.000%, 9/1/52	2,366,081	2,185,867
5.500%, 12/1/36	43,062	42,418
5.500%, 8/1/40	60,902	59,930
5.500%, 6/1/53	2,283,151	2,168,391
6.000%, 8/1/36	7,085	7,122
6.000%, 7/1/39	36,958	37,148
6.000%, 9/1/53	2,187,218	2,130,359
6.000%, 10/1/53	2,186,419	2,129,581

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
7.538%, (12 Month USD-LIBOR + 1.623%), 10/1/43 (b)	23,229	$23,104

		10,168,875

Federal National Mortgage Association – 27.5%
Federal National Mortgage Association
2.000%, 10/1/27	49,511	46,910
2.000%, 1/1/28	50,279	47,313
2.000%, 2/1/52	4,619,542	3,446,006
2.000%, 3/1/52	4,375,774	3,281,981
2.500%, 6/1/24	10,792	10,672
2.500%, 11/1/31	40,305	37,058
2.500%, 12/1/31	11,830	10,877
2.500%, 12/1/43	68,885	54,729
2.500%, 4/1/45	112,934	88,580
2.500%, 12/1/51	5,105,665	3,932,277
2.500%, 12/1/51	2,910,019	2,253,978
3.000%, 8/1/46	26,872	22,174
3.000%, 10/1/46	477,745	395,627
3.000%, 11/1/46	586,026	479,414
3.000%, 12/1/46	231,999	189,696
3.000%, 1/1/52	2,685,741	2,158,068
3.000%, 2/1/52	8,492	6,773
3.000%, 6/1/52	4,661,834	3,801,594
3.500%, 12/1/31	4,269	3,981
3.500%, 1/1/32	70,711	65,938
3.500%, 1/1/32	42,671	39,791
3.500%, 10/1/32	51,953	48,250
3.500%, 6/1/46	336,155	289,171
3.500%, 1/1/48	186,446	159,091
4.000%, 11/1/30	7,600	7,221
4.000%, 10/1/33	50,834	47,788
4.000%, 12/1/36	13,728	12,268
4.000%, 8/1/39	19,190	17,148
4.000%, 10/1/39	13,344	11,923
4.000%, 12/1/39	18,086	16,163
4.000%, 1/1/40	169,013	151,009
4.000%, 3/1/40	18,916	16,911
4.000%, 8/1/40	39,933	35,699
4.000%, 8/1/40	6,857	6,137
4.000%, 10/1/40	92,947	83,167
4.000%, 10/1/40	12,559	11,225
4.000%, 11/1/40	12,579	11,269

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.000%, 11/1/40	9,839	$8,804
4.000%, 12/1/40	33,082	29,621
4.000%, 2/1/41	31,578	28,293
4.000%, 10/1/49	2,079,611	1,828,599
4.500%, 8/1/35	14,062	13,065
4.500%, 8/1/36	7,706	7,158
4.500%, 8/1/38	33,256	30,723
4.500%, 3/1/39	47,724	44,111
4.500%, 9/1/39	16,484	15,248
4.500%, 2/1/40	24,462	22,629
4.500%, 8/1/40	46,887	43,372
4.500%, 1/1/41	15,092	13,961
4.500%, 9/1/41	30,546	28,252
4.772%, (12 Month USD-LIBOR + 1.580%), 5/1/44 (b)	11,459	11,293
5.000%, 10/1/39	1,799	1,726
5.000%, 9/1/52	2,356,440	2,176,960
5.500%, 8/1/37	28,619	28,171
6.000%, 12/1/35	15,618	15,539
6.000%, 3/1/36	101,463	104,378
6.000%, 6/1/36	32,930	33,055
6.000%, 8/1/37	8,615	8,612
6.000%, 3/1/38	17,538	17,605
6.000%, 10/1/53	2,193,200	2,136,186
TBA 15 Yr, 2.000%, 11/1/38 (e)	2,100,000	1,777,286
TBA 15 Yr, 4.500%, 11/1/38 (e)	2,500,000	2,366,602
TBA 30 Yr, 2.000%, 11/1/53 (e)	4,800,000	3,529,500
TBA 30 Yr, 2.500%, 11/1/53 (e)	1,125,000	863,788
TBA 30 Yr, 3.500%, 11/1/53 (e)	1,700,000	1,418,172
TBA 30 Yr, 4.000%, 11/1/53 (e)	5,800,000	5,017,184
TBA 30 Yr, 4.500%, 11/1/53 (e)	3,330,000	2,977,395
TBA 30 Yr, 5.000%, 11/1/53 (e)	2,000,000	1,844,721
TBA 30 Yr, 5.500%, 11/1/53 (e)	4,430,000	4,204,997
TBA 30 Yr, 6.000%, 11/1/53 (e)	7,800,000	7,591,717

		59,536,600

Government National Mortgage Association – 4.2%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 11/20/53 (e)	2,200,000	1,753,639
TBA 30 Yr, 3.500%, 11/20/53 (e)	5,300,000	4,519,492
TBA 30 Yr, 4.000%, 11/20/53 (e)	1,600,000	1,407,488

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Government National Mortgage Association (Continued)
TBA 30 Yr, 4.500%, 11/20/53 (e)	1,600,000	$1,446,392

		9,127,011

Total Mortgage Backed Securities (Cost $121,611,491)		110,094,373

Corporate Bonds and Notes – 27.8%
Communications – 1.7%
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	397,385
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,118,770
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	55,662
3.850%, 2/1/25 (a)	10,000	9,711
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	717,250
Paramount Global
2.900%, 1/15/27	400,000	351,523
4.950%, 1/15/31	985,000	824,328
Vodafone Group PLC
4.375%, 2/19/43	70,000	51,797
6.150%, 2/27/37	185,000	176,138

		3,702,564

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	551,651
YMCA of Greater New York
2.303%, 8/1/26	765,000	687,626
Series 2020, 3.230%, 8/1/32	375,000	281,235

		1,520,512

Consumer, Non-cyclical – 8.1%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	260,555
3.829%, 8/15/28	1,115,000	1,033,360
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,174,180
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	143,238
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	672,017
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	148,704
3.817%, 10/1/49 (Insurer AGM)	975,000	647,161
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	669,441
Dignity Health, 5.267%, 11/1/64	250,000	203,244
Duke University
Series 2020, 2.682%, 10/1/44	1,070,000	697,565
Series 2020, 2.757%, 10/1/50	435,000	256,533

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	$489,258
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	479,199
Howard University
Series 2020, 1.991%, 10/1/25 (Insurer AGM)	120,000	110,671
Series 2020, 2.657%, 10/1/26 (Insurer AGM)	100,000	90,661
Series 2020, 3.476%, 10/1/41 (Insurer AGM)	865,000	574,525
Series 22A, 5.209%, 10/1/52	470,000	368,651
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,058,968
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	171,607
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	929,298
Mount Sinai Hospital, 3.831%, 7/1/35	1,400,000	1,125,402
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	912,383
President & Fellows of Harvard College, 3.300%, 7/15/56	1,125,000	725,734
Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	910,000	855,453
Royalty Pharma PLC
2.150%, 9/2/31	350,000	257,676
3.300%, 9/2/40	1,250,000	792,377
Stanford Health Care, 3.310%, 8/15/30	595,000	512,150
Sutter Health, 5.164%, 8/15/33	395,000	369,779
Thomas Jefferson University, 3.847%, 11/1/57	700,000	443,174
University of Southern California, 4.976%, 10/1/53	495,000	429,673
William Marsh Rice University, 3.774%, 5/15/55	1,490,000	1,072,107

		17,674,744

Energy – 1.0%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	841,750	752,840
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (f)	1,380,000	1,313,900

		2,066,740

Financial – 11.1%
Air Lease Corp., 3.625%, 12/1/27	500,000	448,530
American International Group, Inc., 3.900%, 4/1/26	190,000	181,097
American Tower Corp.
3.375%, 5/15/24	235,000	231,608
5.000%, 2/15/24	362,000	360,742
AXA SA, 8.600%, 12/15/30	400,000	459,763
Banco do Brasil SA, 6.250%, 4/18/30 (a)	705,000	676,167
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	514,327
Bank of Ireland Group PLC
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,189,998
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	461,124
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	517,751

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
BNP Paribas SA
3.800%, 1/10/24 (a)	245,000	$243,846
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,055,767
Boston Properties LP, 3.650%, 2/1/26	430,000	400,404
BPCE SA, 4.875%, 4/1/26 (a)	500,000	475,745
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	382,555
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,377,648
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	162,796
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.780%), 9/13/28 (b)(f)	900,000	786,157
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	380,305
3.352%, (3 Month USD SOFR CME + 1.158%), 4/24/25 (b)	475,000	467,700
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	664,914
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	932,764
Discover Financial Services, 3.750%, 3/4/25	325,000	311,779
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	726,348
JPMorgan Chase & Co., 6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,088,717
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	2,964,536
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	519,513
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	749,831
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	515,136
NHP Foundation, 5.850%, 12/1/28	800,000	795,902
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	156,165
Regency Centers LP, 3.750%, 6/15/24	300,000	294,818
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	549,286
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,352,641
U.S. Bancorp, 3.600%, 9/11/24	493,000	481,626
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	702,047
Ventas Realty LP, 3.500%, 2/1/25	500,000	481,872

		24,061,925

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,272,494

		2,272,494

Industrial – 1.4%
HTA Group, Ltd., 7.000%, 12/18/25 (f)	500,000	484,560
Klabin Austria GmbH, 5.750%, 4/3/29 (a)	905,000	857,941
Nature Conservancy (The), 1.154%, 7/1/27	430,000	362,919
StoneCo, Ltd., 3.950%, 6/16/28 (f)	1,200,000	942,348
WRKCo, Inc., 3.000%, 9/15/24	375,000	365,649

		3,013,417

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Technology – 1.7%
Apple, Inc.
2.650%, 5/11/50	300,000	$174,822
4.100%, 8/8/62	1,435,000	1,061,558
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	178,500
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	591,998
4.150%, 11/15/30	1,200,000	1,046,732
Microsoft Corp., 3.041%, 3/17/62	1,000,000	599,498

		3,653,108

Utilities – 1.1%
Aegea Finance Sarl
6.750%, 5/20/29 (a)	450,000	412,211
9.000%, 1/20/31 (a)	665,000	663,763
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	437,279
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (a)	925,000	810,277

		2,323,530

Total Corporate Bonds and Notes (Cost $71,254,622)		60,289,034

U.S. Government Agency Obligations – 26.1%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	1,857,826
2.780%, 11/2/37	1,800,000	1,320,712
3.430%, 4/6/45	1,000,000	693,698
3.660%, 3/7/44	974,000	709,726
4.500%, 3/2/26	5,000,000	4,934,533
Federal Home Loan Bank Discount Notes
0.000%, 11/8/23	2,000,000	1,998,007
0.000%, 12/22/23	3,000,000	2,978,172
0.000%, 1/5/24	5,000,000	4,953,552
0.000%, 1/17/24	5,000,000	4,945,024
0.000%, 2/26/24	4,000,000	3,934,031
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,616,648
2.375%, 3/14/25	2,710,000	2,606,781
3.250%, 11/16/28	5,000,000	4,636,552
4.125%, 3/13/26	3,500,000	3,431,158
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	2,478,183
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,258,394
0.875%, 8/5/30	8,000,000	6,056,479

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
U.S. Government Agency Obligations (Continued)
5.625%, 7/15/37	2,000,000	$2,069,012

Total U.S. Government Agency Obligations (Cost $63,320,562)		56,478,488

Municipal Bonds – 6.9%
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	701,652
Commonwealth of Massachusetts, 4.110%, 7/15/31	1,393,760	1,339,265
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	372,644
County of Riverside, CA
2.963%, 2/15/27	670,000	621,207
3.070%, 2/15/28	670,000	610,992
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	305,900
4.125%, 7/1/27	345,000	324,953
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	705,798
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	680,093
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	163,981
5.000%, 7/1/25	135,000	132,881
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	194,161
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	93,907
Massachusetts Educational Financing Authority
2.305%, 7/1/29	1,000,000	833,155
Series A, 5.455%, 7/1/33	600,000	561,247
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000	451,501
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	662,207
New York Transportation Development Corp., 4.248%, 9/1/35	440,000	412,090
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	451,868
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	114,746
5.450%, 8/15/28	770,000	662,659
Oklahoma State University, 3.427%, 9/1/36	100,000	77,967
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	631,744
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	152,000	149,628
Pennsylvania State University/The, 2.840%, 9/1/50	895,000	550,236
Redevelopment Authority of the City of Philadelphia, 2.339%, 9/1/30	1,000,000	806,401
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	519,620
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000	323,030
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	349,766

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds (Continued)
University of Virginia, 4.179%, 9/1/17	1,000,000	$701,229
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000	78,856
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	100,000	99,464
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000	240,821
4.190%, 8/15/55	190,000	118,849

Total Municipal Bonds (Cost $18,783,918)		15,044,518

Asset Backed Securities – 2.7%
Aligned Data Centers Issuer LLC Series 2023-1A, 6.000%, 8/17/48 (a)	380,000	359,396
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	542,301
CoreVest American Finance Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	77,972
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	300,161	294,207
Helios Issuer LLC Series 2023-GRID1, 5.750%, 12/20/50 (a)	410,000	403,860
Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	733,080
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	156,084	150,142
Series 2022-1A, 4.220%, 5/17/27 (a)	613,324	595,223
Series 2023-1A, 6.920%, 8/15/28 (a)	500,070	497,632
Series 2023-2A, 7.090%, 10/16/28 (a)	550,000	547,730
Series 2023-3A, 7.500%, 12/15/28 (a)	550,000	550,252
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	117,462	94,200
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(c)	500,000	488,416
Tricolor Auto Securitization Trust
Series 2022-1A, 3.300%, 2/18/25 (a)	19,766	19,726
Series 2023-1A, 6.840%, 11/16/26 (a)	550,000	545,827

Total Asset Backed Securities (Cost $6,030,472)		5,899,964

Senior Floating Rate Interests – 2.2%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 7.133%, (3 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	278,716	278,336
Go Daddy Operating Company LLC 2021 Term Loan B4, 7.439%, (1 mo. USD SOFR CME + 2.000%), 8/10/27 (b)	299,925	300,050
Xplornet Communications, Inc. 2021 Term Loan, 9.652%, (3 mo. USD SOFR CME + 4.000%), 10/2/28 (b)	165,859	113,421

		691,807

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.325%, (1 mo. USD SOFR CME + 2.000%), 1/15/27 (b)	208,788	208,701

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*		Value
Consumer Discretionary (Continued)
Crocs, Inc. 2023 Term Loan B, 8.540%, (1 mo. USD SOFR CME + 3.000%), 2/20/29 (b)	107,000		$107,342

			316,043

Consumer Staples – 0.6%
Biogroup-LCD 2021 EUR Term Loan B, 6.754%, (3 mo. EUR EURIBOR + 3.000%), 2/9/28 (b)	465,000	EUR	461,938
Boels Topholding BV 2021 EUR Term Loan B, 7.122%, (3 mo. EUR EURIBOR + 3.250%), 2/6/27 (b)	344,828	EUR	364,558
Insulet Corp. Term Loan B, 8.689%, (1 mo. USD SOFR CME + 3.250%), 5/4/28 (b)	259,037		258,525
Verisure Holding AB 2021 EUR Term Loan, 6.972%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	310,871

			1,395,892

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 8.172%, (3 mo. USD SOFR CME + 2.750%), 6/15/25 (b)	170,550		169,484
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 8.924%, (1 mo. USD SOFR CME + 3.500%), 5/30/25 (b)	377,463		359,062
USI, Inc. 2022 Incremental Term Loan, 9.140%, (3 mo. USD SOFR CME + 3.750%), 11/22/29 (b)	164,587		164,549

			693,095

Industrials – 0.2%
Proampac PG Borrower LLC 2023 Term Loan, 12.000%, (PRIME + 3.500%), 9/15/28 (b)	405,548		401,323

			401,323

Information Technology – 0.6%
Athenahealth Group, Inc. 2022 Term Loan B, 8.577%, (1 mo. USD SOFR CME + 3.250%), 2/15/29 (b)	352,137		341,243
DCert Buyer, Inc. 2019 Term Loan B, 9.324%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	380,955		374,767
Severin Acquisition LLC Term Loan, 0.000%, 8/1/27 (b)	100,000		100,009
SS&C European Holdings S.A.R.L., 2018 Term Loan B4, 7.189%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	34,894		34,921
SS&C Technologies, Inc. 2018 Term Loan B3, 7.189%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	36,953		36,982
Zelis Healthcare Corporation 2021 Term Loan, 8.939%, (1 mo. USD SOFR CME + 3.500%), 9/30/26 (b)	459,616		460,076

			1,347,998

Total Senior Floating Rate Interests (Cost $5,138,813)			4,846,158

Foreign Government & Agency Securities – 1.0%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	553,857
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	548,851
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		736,980

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Security	Principal Amount*		Value
Foreign Government & Agency Securities (Continued)
Republic of Chile, 0.830%, 7/2/31	324,000	EUR	$265,741

Total Foreign Government & Agency Securities (Cost $2,743,661)			2,105,429

Convertible Bonds – 0.3%
Consumer Discretionary – 0.0%(g)
Etsy, Inc.
0.125%, 10/1/26	110,000		109,780
0.125%, 9/1/27	50,000		39,702

			149,482

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000		194,750
Insulet Corp., 0.375%, 9/1/26	195,000		180,667

			375,417

Technology – 0.1%
Block, Inc., 0.125%, 3/1/25	215,000		199,090

			199,090

Total Convertible Bonds (Cost $1,197,376)			723,989

Total Long Term Investments (Cost $290,080,915)			255,481,953

Total Investments – 117.8% (Cost $290,080,915)			255,481,953
Other Liabilities, less assets – (17.8)%			(38,576,386)

Net Assets – 100.0%			$216,905,567

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities was $43,351,372, representing 20.0% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Step coupon bond.
(d)

Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $6,240,492 or 2.9%of the Fund’s net assets.

(g)	Amount is less than 0.05%.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

BAM — Build America Mutual

CAD — Canadian Dollar

EUR — Euro

At October 31, 2023, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
United States Dollar	Canadian Dollar	Morgan Stanley & Co. Inc.	12/20/23	1,656,000	$1,193,886	$27,299
United States Dollar	Euro Currency	Deutsche Bank AG	11/30/23	1,448,000	1,532,245	(2,426)
United States Dollar	Euro Currency	JPMorgan Chase Bank N.A.	12/20/23	332,000	351,703	5,142
United States Dollar	Euro Currency	Deutsche Bank AG	12/20/23	1,692,000	1,792,416	27,493
United States Dollar	Euro Currency	Morgan Stanley & Co. Inc.	12/20/23	83,000	87,926	1,291
United States Dollar	Euro Currency	Deutsche Bank AG	12/20/23	166,000	175,852	3,371
United States Dollar	Euro Currency	Bank of Montreal	12/20/23	82,000	86,867	723
United States Dollar	Euro Currency	Standard Chartered Bank	12/20/23	83,000	87,926	(367)
United States Dollar	Euro Currency	Standard Chartered Bank	12/20/23	82,000	86,867	(456)
United States Dollar	Euro Currency	Standard Chartered Bank	12/20/23	328,000	347,466	(952)
United States Dollar	Euro Currency	JPMorgan Chase Bank N.A.	12/20/23	82,000	86,867	(399)
United States Dollar	Pound Sterling	Morgan Stanley & Co. Inc.	12/20/23	66,000	80,118	2,223
United States Dollar	Pound Sterling	Barclays Bank PLC	12/20/23	66,000	80,118	2,585

						$65,527

At October 31, 2023, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Long Gilt (Long)	8	$918,981	$904,360	12/27/23	$(14,621)
10-Year Canadian Government Bond (Short)	27	(2,256,826)	(2,235,267)	12/18/23	21,559
Euro-Bund (Long)	15	2,082,567	2,045,136	12/7/23	(37,431)
Euro-Buxl (Short)	9	(1,243,443)	(1,145,555)	12/7/23	97,888
Euro-Bobl (Short)	24	(2,889,766)	(2,796,060)	12/7/23	93,706

					$161,101

At October 31, 2023, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/42	$2,730,000	$(674,045)	$(255,088)	$(418,957)

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	14,423,000	1,488,230	1,243,370	244,860
Receive Fixed rate annually 3.090% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/43	1,175,000	(229,804)	(14,157)	(215,647)
Receive Fixed rate annually 2.840% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	145,000	(37,132)	(7,820)	(29,312)
Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	1,350,000	315,931	5,238	310,693
Pay Fixed rate annually 3.720% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	2,535,000	106,132	(63,202)	169,334
Receive Fixed rate annually 3.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/43	1,365,000	(232,714)	11,936	(244,650)
Receive Fixed rate annually 3.060% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/53	395,000	(84,460)	(8,305)	(76,155)
Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/25	4,845,000	(127,758)	(40,076)	(87,682)
Receive Fixed rate annually 4.310% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/25	34,595,000	(557,856)	(361,027)	(196,829)
Pay Fixed rate annually 3.380% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/53	1,435,000	222,744	75,360	147,384
Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/43	2,485,000	(351,022)	(64,259)	(286,763)
Receive Fixed rate annually 2.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	6,700,000	(691,053)	(732,398)	41,345
Receive Fixed rate annually 3.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/53	415,000	(73,386)	(19,681)	(53,705)
Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/30	3,315,000	(121,981)	5,280	(127,261)
Receive Fixed rate annually 4.310% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/20/28	13,465,000	(110,986)	(123,039)	12,053

Domini Impact Bond Fund

Portfolio of Investments (Continued)

October 31, 2023 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate annually 4.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/20/53	530,000	(6,349)	(10,500)	4,151

					$(358,368)	$(807,141)

At October 31, 2023, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	2.470%	USA-CPI-U	7/10/53	$2,280,000	$100,201	$-	$100,201

						$-	$100,201

At October 31, 2023, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (c):
CDX-NAHY, Series 4, Version1, 5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ICE	12/20/28	$5,890,000	$7,031	$26,414	$(19,383)

					$26,414	$(19,383)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P - B1/B+

Abbreviations

ICE — Intercontinental Exchange

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2023 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$-	$110,094,373	$-	$110,094,373
Corporate Bonds and Notes	-	60,289,034	-	60,289,034
U.S. Government Agency Obligations	-	56,478,488	-	56,478,488
Municipal Bonds	-	15,044,518	-	15,044,518
Asset Backed Securities	-	5,899,964	-	5,899,964
Senior Floating Rate Interests	-	4,846,158	-	4,846,158
Foreign Government & Agency Securities	-	2,105,429	-	2,105,429
Convertible Bonds	-	723,989	-	723,989

Total Long Term Investments	$-	$255,481,953	$-	$255,481,953

Total Investment in Securities	$-	$255,481,953	$-	$255,481,953

Other Financial Instruments:
Forward Currency Contracts	-	70,127	-	70,127
Futures	213,153	-	-	213,153
Interest Rate Swap - CCP-	-	929,820	-	929,820
Interest Rate Swap - OTC-	-	100,201	-	100,201

Total Other Financial Instruments	$213,153	$1,100,148	$-	$1,313,301

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	-	(4,600)	-	(4,600)
Futures	(52,052)	-	-	(52,052)
Credit Default Swap - CCP	-	(19,383)	-	(19,383)
Interest Rate Swap - CCP	-	(1,736,961)	-	(1,736,961)

Total Other Financial Instruments	$(52,052)	$(1,760,944)	$-	$(1,812,996)

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